Pensions And Postretirement Benefit Plans (Schedule Of Projected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension Benefits [Member]
Schedule of Projected Benefit Payments
2012	$ 12.1
2013	10.8
2014	11.6
2015	11.9
2016	13.1
2017-2021	72.0
Other Benefits [Member]
Schedule of Projected Benefit Payments
2012	1.0
2013	0.9
2014	0.9
2015	0.9
2016	0.9
2017-2021	$ 4.6